EXPLORATION AND EVALUATION INTERESTS - KSP Property (Details)				12 Months Ended
	Jul. 07, 2023 CAD ($) item	Jun. 01, 2022 CAD ($)	Oct. 02, 2020	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty			1.00%
Eskay
Exploration And Evaluation Interests [Line Items]
Earthworks for certain infrastructure				$ 11,334,000	$ 0
Eskay | Eskay Mining Corp.
Exploration And Evaluation Interests [Line Items]
Mineral claims surrounding | item	5
Percentage of net smelter return royalty	2.00%
Percentage of SNR that can be repurchase	1.00%
Consideration for SNR repurchased	$ 2,000,000
Other Properties
Exploration And Evaluation Interests [Line Items]
Proportion of voting interests acquired		100.00%
Percentage of net smelter return royalty		2.00%		2.00%
Consideration for SNR repurchased				$ 2,000,000
Period of right of purchase interest				120 days
Other Properties | Minimum
Exploration And Evaluation Interests [Line Items]
Consideration for SNR repurchased		$ 1,000,000
Other Properties | Maximum
Exploration And Evaluation Interests [Line Items]
Consideration for SNR repurchased		$ 6,000,000